Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

March 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.7%

Security	Shares	Value
Aerospace & Defense — 0.8%
Boeing Co. (The)(1)(2)	13,686	$3,486,098
L3Harris Technologies, Inc.(1)	6,224	1,261,480
Northrop Grumman Corp.(1)	17,902	5,793,803
Textron, Inc.(1)	25,000	1,402,000

		$11,943,381

Airlines — 0.2%
Southwest Airlines Co.(1)(2)	52,956	$3,233,493

		$3,233,493

Auto Components — 0.3%
Aptiv PLC(1)(2)	30,791	$4,246,079

		$4,246,079

Automobiles — 2.8%
General Motors Co.(2)	20,000	$1,149,200
Tesla, Inc.(1)(2)	57,240	38,232,313

		$39,381,513

Banks — 3.1%
Bank of America Corp.(1)	130,000	$5,029,700
Fifth Third Bancorp(1)	88,466	3,313,052
Huntington Bancshares, Inc.(1)	179,679	2,824,554
JPMorgan Chase & Co.(1)	84,867	12,919,303
KeyCorp(1)	532,924	10,647,822
Regions Financial Corp.(1)	329,924	6,816,230
Truist Financial Corp.(1)	41,626	2,427,628

		$43,978,289

Beverages — 1.4%
Coca-Cola Co. (The)(1)	153,082	$8,068,952
Constellation Brands, Inc., Class A	3,691	841,548
PepsiCo, Inc.(1)	76,282	10,790,089

		$19,700,589

Biotechnology — 2.3%
AbbVie, Inc.	6,412	$693,907
Amgen, Inc.(1)	59,770	14,871,374
Biogen, Inc.(1)(2)	15,031	4,204,922
Gilead Sciences, Inc.(1)	202,361	13,078,591

		$32,848,794

Building Products — 0.5%
A.O. Smith Corp.(1)	29,207	$1,974,685
Allegion PLC(1)	10,516	1,321,020
Trane Technologies PLC(1)	23,525	3,894,799

		$7,190,504

Security	Shares	Value
Capital Markets — 2.2%
Charles Schwab Corp. (The)	14,451	$941,916
CME Group, Inc.(1)	12,294	2,510,804
Goldman Sachs Group, Inc. (The)(1)	12,655	4,138,185
Moody’s Corp.(1)	28,831	8,609,225
S&P Global, Inc.(1)	33,507	11,823,615
State Street Corp.(1)	13,478	1,132,287
T. Rowe Price Group, Inc.(1)	13,079	2,244,356

		$31,400,388

Chemicals — 1.2%
Air Products and Chemicals, Inc.(1)	13,083	$3,680,771
Corteva, Inc.	20,341	948,297
Dow, Inc.(1)	20,341	1,300,604
DuPont de Nemours, Inc.(1)	20,341	1,571,953
FMC Corp.	8,245	911,979
PPG Industries, Inc.(1)	61,416	9,228,368

		$17,641,972

Commercial Services & Supplies — 0.4%
Copart, Inc.(1)(2)	40,986	$4,451,489
Waste Management, Inc.	6,187	798,247

		$5,249,736

Communications Equipment — 1.3%
Cisco Systems, Inc.(1)	358,876	$18,557,478

		$18,557,478

Consumer Finance — 1.0%
American Express Co.(1)	30,565	$4,323,114
Capital One Financial Corp.	10,757	1,368,613
Discover Financial Services(1)	87,596	8,320,744

		$14,012,471

Containers & Packaging — 0.1%
WestRock Co.	21,317	$1,109,550

		$1,109,550

Distributors — 0.1%
Genuine Parts Co.(1)	9,927	$1,147,462

		$1,147,462

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)(2)	19,434	$4,964,804

		$4,964,804

Security	Shares	Value
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.(1)	121,829	$7,084,356

		$7,084,356

Electric Utilities — 1.1%
American Electric Power Co., Inc.(1)	6,004	$508,539
Edison International(1)	77,790	4,558,494
NextEra Energy, Inc.(1)	80,000	6,048,800
NRG Energy, Inc.(1)	116,156	4,382,566

		$15,498,399

Electronic Equipment, Instruments & Components — 0.1%
Zebra Technologies Corp., Class A(2)	3,655	$1,773,333

		$1,773,333

Entertainment — 2.8%
Netflix, Inc.(1)(2)	39,110	$20,402,123
Walt Disney Co. (The)(1)(2)	100,149	18,479,493

		$38,881,616

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.(1)	17,730	$4,238,534
Apartment Income REIT Corp.	34,427	1,472,099
Apartment Investment and Management Co., Class A	34,427	211,382
Digital Realty Trust, Inc.	5,247	738,987
Duke Realty Corp.(1)	20,602	863,842
Iron Mountain, Inc.(1)	30,000	1,110,300
Mid-America Apartment Communities, Inc.(1)	31,281	4,515,725
ProLogis, Inc.(1)	12,000	1,272,000

		$14,422,869

Food & Staples Retailing — 1.0%
Kroger Co. (The)(1)	103,892	$3,739,073
Walmart, Inc.(1)	74,524	10,122,595

		$13,861,668

Food Products — 1.1%
Hershey Co. (The)	5,163	$816,580
Hormel Foods Corp.(1)	21,160	1,011,025
Lamb Weston Holdings, Inc.(1)	16,086	1,246,343
Mondelez International, Inc., Class A(1)	212,633	12,445,410

		$15,519,358

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories(1)	15,787	$1,891,914
Baxter International, Inc.(1)	36,672	3,092,916
Danaher Corp.(1)	4,686	1,054,725
Edwards Lifesciences Corp.(1)(2)	66,378	5,551,856
Intuitive Surgical, Inc.(1)(2)	26,858	19,846,450
Stryker Corp.(1)	33,820	8,237,876

		$39,675,737

Security	Shares	Value
Health Care Providers & Services — 2.2%
Cigna Corp.(1)	31,281	$7,561,869
CVS Health Corp.(1)	52,381	3,940,623
DaVita, Inc.(1)(2)	11,550	1,244,743
McKesson Corp.(1)	7,813	1,523,848
UnitedHealth Group, Inc.(1)	46,743	17,391,668

		$31,662,751

Hotels, Restaurants & Leisure — 2.0%
Chipotle Mexican Grill, Inc.(1)(2)	3,300	$4,688,706
Darden Restaurants, Inc.(1)	21,181	3,007,702
Marriott International, Inc., Class A(1)(2)	75,775	11,223,035
McDonald’s Corp.(1)	35,561	7,970,643
Yum! Brands, Inc.(1)	14,466	1,564,932

		$28,455,018

Household Durables — 0.2%
PulteGroup, Inc.(1)	26,224	$1,375,187
Whirlpool Corp.(1)	8,566	1,887,518

		$3,262,705

Household Products — 0.8%
Clorox Co. (The)(1)	33,390	$6,440,263
Procter & Gamble Co. (The)(1)	36,664	4,965,406

		$11,405,669

Industrial Conglomerates — 0.6%
3M Co.(1)	11,474	$2,210,811
Honeywell International, Inc.(1)	26,647	5,784,264

		$7,995,075

Insurance — 1.1%
American International Group, Inc.(1)	70,241	$3,245,837
Chubb, Ltd.(1)	35,393	5,591,032
Marsh & McLennan Cos., Inc.(1)	15,767	1,920,421
Travelers Cos., Inc. (The)(1)	35,246	5,300,998

		$16,058,288

Interactive Media & Services — 9.5%
Alphabet, Inc., Class A(1)(2)	20,789	$42,877,728
Alphabet, Inc., Class C(1)(2)	19,392	40,114,873
Facebook, Inc., Class A(1)(2)	167,505	49,335,248
Twitter, Inc.(2)	25,000	1,590,750

		$133,918,599

Security	Shares	Value
Internet & Direct Marketing Retail — 6.5%
Amazon.com, Inc.(1)(2)	29,809	$92,231,431

		$92,231,431

IT Services — 4.0%
Cognizant Technology Solutions Corp., Class A(1)	95,346	$7,448,429
Fidelity National Information Services, Inc.(1)	62,742	8,822,153
Mastercard, Inc., Class A(1)	27,000	9,613,350
PayPal Holdings, Inc.(1)(2)	70,600	17,144,504
Visa, Inc., Class A(1)	63,696	13,486,354

		$56,514,790

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.(1)	65,000	$8,264,100
IQVIA Holdings, Inc.(2)	5,328	1,029,050
PerkinElmer, Inc.(1)	23,065	2,959,009
Thermo Fisher Scientific, Inc.(1)	3,471	1,584,095

		$13,836,254

Machinery — 1.5%
Caterpillar, Inc.	7,735	$1,793,515
Dover Corp.(1)	29,870	4,096,073
Ingersoll Rand, Inc.(1)(2)	20,758	1,021,501
Parker-Hannifin Corp.(1)	14,287	4,506,548
Stanley Black & Decker, Inc.(1)	46,905	9,365,521

		$20,783,158

Media — 2.3%
Comcast Corp., Class A(1)	512,138	$27,711,787
DISH Network Corp., Class A(1)(2)	30,564	1,106,417
ViacomCBS, Inc., Class B(1)	88,076	3,972,227

		$32,790,431

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.(1)	94,914	$3,125,518
Newmont Corp.(1)	25,563	1,540,682

		$4,666,200

Multi-Utilities — 1.0%
CMS Energy Corp.(1)	177,055	$10,839,307
Dominion Energy, Inc.(1)	36,763	2,792,517

		$13,631,824

Multiline Retail — 0.1%
Target Corp.(1)	8,193	$1,622,787

		$1,622,787

Security	Shares	Value
Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp.(1)	52,902	$5,543,601
Diamondback Energy, Inc.(1)	150,036	11,026,146
ONEOK, Inc.	26,014	1,317,869
Phillips 66(1)	57,101	4,656,015
Williams Cos., Inc. (The)	37,548	889,512

		$23,433,143

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A(1)	36,419	$10,592,466

		$10,592,466

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.(1)	165,585	$10,453,381
Eli Lilly & Co.(1)	12,046	2,250,434
Johnson & Johnson(1)	43,189	7,098,112
Merck & Co., Inc.(1)	111,665	8,608,255
Pfizer, Inc.(1)	242,074	8,770,341
Viatris, Inc.(1)(2)	30,036	419,603

		$37,600,126

Professional Services — 0.3%
Equifax, Inc.(1)	14,785	$2,678,007
Robert Half International, Inc.(1)	12,784	998,047

		$3,676,054

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(2)	14,698	$1,162,759

		$1,162,759

Road & Rail — 0.9%
Kansas City Southern(1)	5,885	$1,553,169
Norfolk Southern Corp.(1)	9,503	2,551,746
Union Pacific Corp.(1)	37,756	8,321,800

		$12,426,715

Semiconductors & Semiconductor Equipment — 8.5%
Advanced Micro Devices, Inc.(1)(2)	132,313	$10,386,570
Analog Devices, Inc.(1)	56,522	8,765,432
ASML Holding NV - NY Shares(1)	17,623	10,879,735
Enphase Energy, Inc.(2)	7,774	1,260,632
Intel Corp.(1)	285,158	18,250,112
Microchip Technology, Inc.(1)	53,000	8,226,660
NXP Semiconductors NV(1)	47,520	9,567,677
ON Semiconductor Corp.(1)(2)	99,333	4,133,246
Qorvo, Inc.(1)(2)	15,654	2,859,986
QUALCOMM, Inc.(1)	140,545	18,634,861
Texas Instruments, Inc.(1)	140,016	26,461,624

		$119,426,535

Security	Shares	Value
Software — 12.0%
Adobe, Inc.(1)(2)	42,521	$20,213,208
Fortinet, Inc.(1)(2)	29,859	5,506,597
Microsoft Corp.(1)	470,480	110,925,069
Oracle Corp.(1)	234,080	16,425,394
Paycom Software, Inc.(2)	4,241	1,569,424
salesforce.com, inc.(1)(2)	62,922	13,331,284
ServiceNow, Inc.(2)	3,002	1,501,330

		$169,472,306

Specialty Retail — 1.8%
Advance Auto Parts, Inc.(1)	26,636	$4,887,439
Best Buy Co., Inc.(1)	28,506	3,272,774
Home Depot, Inc. (The)(1)	56,895	17,367,199

		$25,527,412

Technology Hardware, Storage & Peripherals — 8.7%
Apple, Inc.(1)	1,006,492	$122,942,998

		$122,942,998

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B(1)	96,062	$12,765,679

		$12,765,679

Tobacco — 0.2%
Altria Group, Inc.(1)	25,875	$1,323,765
Philip Morris International, Inc.(1)	24,163	2,144,225

		$3,467,990

Trading Companies & Distributors — 0.6%
Fastenal Co.(1)	158,488	$7,968,777

		$7,968,777

Total Common Stocks — 100.7% (identified cost $335,691,783)		$1,422,621,779

Total Written Call Options — (0.9)% (premiums received $14,385,566)		$(13,215,350)

Other Assets, Less Liabilities — 0.2%		$2,811,717

Net Assets — 100.0%		$1,412,218,146

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

Written Call Options — (0.9)%

Exchange-Traded Options — (0.9)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	34	$44,510,896	$13,100	4/1/21	$(219,640)
NASDAQ 100 Index	34	44,510,896	13,200	4/5/21	(190,910)
NASDAQ 100 Index	34	44,510,896	13,400	4/7/21	(102,170)
NASDAQ 100 Index	34	44,510,896	13,500	4/9/21	(106,420)
NASDAQ 100 Index	34	44,510,896	13,500	4/12/21	(139,060)
NASDAQ 100 Index	34	44,510,896	13,500	4/14/21	(194,310)
NASDAQ 100 Index	34	44,510,896	13,500	4/16/21	(237,320)
NASDAQ 100 Index	34	44,510,896	13,350	4/19/21	(435,880)
NASDAQ 100 Index	34	44,510,896	13,400	4/21/21	(434,690)
NASDAQ 100 Index	35	45,820,040	13,300	4/23/21	(639,625)
NASDAQ 100 Index	35	45,820,040	13,300	4/26/21	(672,000)
NASDAQ 100 Index	34	44,510,896	13,400	4/28/21	(571,200)
S&P 500 Index	168	66,744,552	3,900	4/1/21	(1,352,400)
S&P 500 Index	168	66,744,552	3,925	4/5/21	(994,560)
S&P 500 Index	168	66,744,552	3,950	4/7/21	(752,640)
S&P 500 Index	168	66,744,552	4,000	4/9/21	(339,360)
S&P 500 Index	168	66,744,552	4,000	4/12/21	(403,200)
S&P 500 Index	169	67,141,841	4,020	4/14/21	(340,535)
S&P 500 Index	169	67,141,841	4,010	4/16/21	(493,480)
S&P 500 Index	170	67,539,130	3,980	4/19/21	(806,650)
S&P 500 Index	170	67,539,130	3,970	4/21/21	(982,600)
S&P 500 Index	170	67,539,130	3,960	4/23/21	(1,150,900)
S&P 500 Index	170	67,539,130	4,000	4/26/21	(794,750)
S&P 500 Index	170	67,539,130	4,000	4/28/21	(861,050)

Total					$(13,215,350)

At March 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,422,621,779 *	$—	$—	$1,422,621,779
Total Investments	$1,422,621,779	$—	$—	$1,422,621,779

Liability Description
Written Call Options	$(13,215,350)	$—	$—	$(13,215,350)
Total	$(13,215,350)	$—	$—	$(13,215,350)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.